CERTIFICATION OF
           STRONG CONSERVATIVE EQUITY FUNDS, INC.
             on behalf of the following series:
               Strong American Utilities Fund
                  Strong Equity Income Fund
                Strong Growth and Income Fund
                  Strong Blue Chip 100 Fund
                Strong Limited Resources Fund


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong American Utilities, Strong Equity Income, Strong Growth and Income, Strong Blue Chip 100, and Strong Limited Resources Funds' Prospectus and Statement of Additional Information each dated March 1, 1998 filed by the Registrant pursuant to Post-Effective Amendment No. 16 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on February 27, 1998 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong American Utilities, Strong Equity Income, Strong Growth and Income, Strong Blue Chip 100, and Strong Limited Resources Funds' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                    STRONG CONSERVATIVE EQUITY FUNDS, INC.


                    /s/ John S. Weitzer
                    By:  John S. Weitzer
                    Title:    Vice President


Dated: March 3, 1998